Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.4%)
Communication Services (4.6%)
*	Alphabet Inc. Class A	27,065,361	2,437,506
*	Meta Platforms Inc. Class A	8,128,192	1,421,946
	Electronic Arts Inc.	5,567,666	617,677
*	Walt Disney Co.	1,965,928	195,826
			4,672,955
Consumer Discretionary (8.1%)
*	Amazon.com Inc.	19,108,352	1,800,580
	McDonald's Corp.	5,035,846	1,329,010
	Starbucks Corp.	11,520,952	1,176,174
	TJX Cos. Inc.	12,648,202	968,852
	Home Depot Inc.	3,005,423	891,228
	NIKE Inc. Class B	3,688,130	438,113
	Dollar General Corp.	1,616,468	349,642
	Lennar Corp. Class A	3,571,195	345,477
*	Airbnb Inc. Class A	2,439,313	300,719
*	Coupang Inc. Class A	16,952,718	262,937
	DR Horton Inc.	2,757,635	255,026
	Ross Stores Inc.	796,816	88,080
			8,205,838
Consumer Staples (4.4%)
	Coca-Cola Co.	24,119,508	1,435,352
	Procter & Gamble Co.	9,377,330	1,289,945
	Sysco Corp.	15,840,574	1,181,232
	Nestle SA (Registered)	5,422,625	610,971
			4,517,500
Energy (3.8%)
	Shell plc	45,811,044	1,392,194
	ConocoPhillips	8,974,108	927,474
[1]	Cenovus Energy Inc.	21,106,906	389,211
	Diamondback Energy Inc.	1,902,075	267,394
	Pioneer Natural Resources Co.	1,096,481	219,746
	EOG Resources Inc.	1,590,898	179,803
	Coterra Energy Inc.	7,105,791	177,432
	EQT Corp.	4,849,314	160,900
	Chesapeake Energy Corp.	1,923,616	155,447
	Shell plc (XLON)	945,059	28,624
			3,898,225
Financials (8.2%)
	Charles Schwab Corp.	33,974,062	2,647,259
	Progressive Corp.	12,179,350	1,747,980

		Shares	Market Value ($000)
	Morgan Stanley	10,173,122	981,706
	JPMorgan Chase & Co.	5,566,012	797,888
	S&P Global Inc.	1,767,657	603,125
	BlackRock Inc.	814,952	561,852
	American Express Co.	2,685,370	467,228
	Goldman Sachs Group Inc.	1,149,051	404,064
	Blackstone Inc.	1,366,874	124,112
			8,335,214
Health Care (11.0%)
	UnitedHealth Group Inc.	3,318,216	1,579,272
	HCA Healthcare Inc.	6,466,596	1,574,293
	Humana Inc.	2,614,437	1,294,199
	AstraZeneca plc ADR	17,569,567	1,145,184
	Elevance Health Inc.	2,407,835	1,130,888
	Pfizer Inc.	26,432,789	1,072,378
	Novartis AG (Registered)	12,461,800	1,048,787
	Becton Dickinson & Co.	4,183,861	981,324
	Danaher Corp.	2,336,091	578,253
	Zoetis Inc. Class A	1,862,015	310,956
*	Vertex Pharmaceuticals Inc.	1,066,979	309,733
	Johnson & Johnson	856,895	131,328
			11,156,595
Industrials (6.5%)
	Raytheon Technologies Corp.	10,276,324	1,008,005
	Honeywell International Inc.	5,162,885	988,589
	Johnson Controls International plc	14,935,305	936,742
	Deere & Co.	2,218,897	930,250
	Illinois Tool Works Inc.	3,262,196	760,614
	Fortive Corp.	11,047,581	736,432
	Parker-Hannifin Corp.	2,000,587	703,906
	Northrop Grumman Corp.	1,263,045	586,192
			6,650,730
Information Technology (13.6%)
	Microsoft Corp.	18,534,671	4,622,918
	Apple Inc.	17,125,108	2,524,412
	Texas Instruments Inc.	8,436,244	1,446,394
	Mastercard Inc. Class A	2,412,766	857,232
	Visa Inc. Class A	3,895,511	856,779
	Global Payments Inc.	5,821,098	653,127
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,174,601	624,692
	Accenture plc Class A	2,015,391	535,187
*	Salesforce Inc.	2,675,219	437,693
	Fidelity National Information Services Inc.	4,360,551	276,328
	Intel Corp.	10,353,608	258,115
	KLA Corp.	661,963	251,135
	Marvell Technology Inc.	5,549,560	250,563
	Cognizant Technology Solutions Corp. Class A	2,099,664	131,502
	Analog Devices Inc.	390,106	71,573
			13,797,650
Materials (1.3%)
	Glencore plc	152,268,707	907,806
	Anglo American plc	13,460,444	465,122
			1,372,928
Real Estate (1.3%)
	Welltower Inc.	6,696,569	496,350
	American Tower Corp.	1,528,109	302,581

				Shares	Market Value ($000)
	VICI Properties Inc. Class A			8,830,111	296,074
	Prologis Inc.			1,781,301	219,812
					1,314,817
Utilities (2.6%)
	Exelon Corp.			26,179,067	1,057,372
	Duke Energy Corp.			11,188,000	1,054,581
	Constellation Energy Corp.			6,009,803	450,074
	American Electric Power Co. Inc.			718,581	63,214
					2,625,241
Total Common Stocks (Cost $45,685,171)					66,547,693
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (7.8%)
	United States Treasury Note/Bond	1.750%	6/30/24	123,970	118,643
	United States Treasury Note/Bond	0.375%	8/15/24	70,000	65,417
	United States Treasury Note/Bond	0.375%	9/15/24	108,000	100,626
	United States Treasury Note/Bond	4.250%	9/30/24	155,000	153,256
[2]	United States Treasury Note/Bond	0.625%	10/15/24	610,000	568,825
	United States Treasury Note/Bond	4.375%	10/31/24	10,335	10,236
	United States Treasury Note/Bond	4.500%	11/30/24	195,000	193,598
	United States Treasury Note/Bond	4.250%	12/31/24	360,000	355,950
	United States Treasury Note/Bond	1.125%	1/15/25	155,000	144,707
	United States Treasury Note/Bond	4.125%	1/31/25	80,000	78,963
	United States Treasury Note/Bond	2.000%	2/15/25	190,065	180,116
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	185,044
	United States Treasury Note/Bond	1.750%	3/15/25	271,860	255,803
	United States Treasury Note/Bond	2.625%	4/15/25	303,280	290,201
	United States Treasury Note/Bond	0.250%	5/31/25	522,710	473,461
	United States Treasury Note/Bond	0.250%	7/31/25	145,975	131,492
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	58,110
	United States Treasury Note/Bond	3.125%	8/15/25	390,260	376,723
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	112,275
	United States Treasury Note/Bond	3.500%	9/15/25	5,480	5,336
	United States Treasury Note/Bond	0.375%	11/30/25	78,000	69,676
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	64,127
	United States Treasury Note/Bond	0.375%	1/31/26	626,325	556,353
	United States Treasury Note/Bond	4.000%	2/15/26	120,000	118,350
	United States Treasury Note/Bond	0.750%	3/31/26	107,000	95,732
	United States Treasury Note/Bond	0.750%	4/30/26	89,000	79,335
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	71,544
	United States Treasury Note/Bond	0.750%	5/31/26	281,245	250,044
	United States Treasury Note/Bond	0.750%	8/31/26	155,860	137,546
[3]	United States Treasury Note/Bond	0.875%	9/30/26	254,100	224,759
	United States Treasury Note/Bond	2.000%	11/15/26	29,650	27,259
	United States Treasury Note/Bond	2.500%	3/31/27	261,718	244,052
	United States Treasury Note/Bond	2.750%	4/30/27	136,291	128,263
	United States Treasury Note/Bond	2.750%	7/31/27	248,175	233,129
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	48,321
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	34,820
	United States Treasury Note/Bond	4.125%	10/31/27	195,000	194,025
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	22,477
	United States Treasury Note/Bond	3.875%	11/30/27	69,580	68,591
	United States Treasury Note/Bond	3.875%	12/31/27	123,242	121,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	2/29/28	184,110	182,758
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,239
	United States Treasury Note/Bond	4.000%	10/31/29	85,619	85,111
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,732
	United States Treasury Note/Bond	2.000%	11/15/41	467,142	337,218
	United States Treasury Note/Bond	2.375%	2/15/42	118,600	91,211
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	18,511
	United States Treasury Note/Bond	3.375%	8/15/42	252,555	227,300
	United States Treasury Note/Bond	4.000%	11/15/42	140,357	138,339
	United States Treasury Note/Bond	3.875%	2/15/43	25,000	24,262
	United States Treasury Note/Bond	3.000%	8/15/52	7,312	6,151
	United States Treasury Note/Bond	4.000%	11/15/52	83,539	85,001
	United States Treasury Note/Bond	3.625%	2/15/53	103,300	98,345
					7,955,814
Conventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	20,040	15,365
[4]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	859	871
[4,5]	UMBS Pool	2.500%	9/1/27–4/1/38	25,816	23,343
[4,5]	UMBS Pool	3.000%	8/1/42–11/1/46	247	223
[4,5]	UMBS Pool	3.500%	11/1/45–6/1/46	54	50
					39,852
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,972	3,616
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	1,377	1,304
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	323	314
[4,5]	Fannie Mae REMICS	2.500%	8/25/46	10,854	8,426
[4,5]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	41,019	36,611
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	63,465	59,759
[4,5]	Fannie Mae REMICS	4.000%	7/25/53	2,360	2,286
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	5,394	4,669
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,570	7,485
[4,5]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	13,665	12,565
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	4,531	4,344
[4]	Ginnie Mae REMICS	1.700%	10/20/45	658	650
					142,029
Total U.S. Government and Agency Obligations (Cost $8,755,941)					8,137,695
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
[4,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	6,794	4,786
[4,6]	Affirm Asset Securitization Trust Series 2021-B	1.030%	8/17/26	17,590	16,937
[4,6]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	5,112	4,953
[4,6]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	7,870	7,538
[4,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	43,270	37,657
[4,6]	American Tower Trust	3.070%	3/15/23	43,000	42,956
[4,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	1,745	1,657
[4,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	4,106	3,903
[4,6]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	23,592	18,536
[4,6]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	438	435
[4,6,7]	BX Commercial Mortgage Trust Series 2021-VOLT, 1M USD LIBOR + 0.700%	5.288%	9/15/36	29,050	28,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 0.899%	5.487%	10/15/36	14,785	14,352
[4,6,7]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.650%	5.238%	8/15/36	15,225	14,415
[4,6,7]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.900%	5.488%	8/15/36	3,140	2,960
[4,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	19,021	16,597
[4,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	23,140	20,092
[4,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,746	12,960
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,514	11,579
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,737	19,769
[4,5,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, 1M USD LIBOR + 5.900%	10.517%	10/25/28	2,449	2,589
[4,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	64,435	56,247
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,063
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,212
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,190
[4,6]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	34,546	30,282
[4,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	9,095	7,722
[4,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	9,979	7,984
[4,6,7]	Life Mortgage Trust Series 2021-BMR, 1M USD LIBOR + 0.700%	5.288%	3/15/38	9,147	8,980
[4,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	9,109	7,610
[4,6,7]	Madison Park Funding XIII Ltd. Series 2014-13A, 3M USD LIBOR + 0.950%	5.748%	4/19/30	16,002	15,895
[4,6,7]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	5.592%	1/15/28	10,746	10,653
[4,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	3,578	3,224
[4,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	100,980	86,476
[4,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	8,679
[4,6]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	30,280	28,318
[4]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	24,891	23,725
[4,6]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	18,428
[4,6]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	15,474	11,698
[4,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	9,901	8,501
[4,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,227	16,555
[4,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,565	29,419
[4,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,543	10,033
[4,6]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	29,505	25,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	48,430	42,082
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $873,383)					765,969
Corporate Bonds (22.5%)
Communications (1.3%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	24,554
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,776
	AT&T Inc.	4.300%	12/15/42	35,590	29,422
	AT&T Inc.	3.650%	6/1/51	8,341	5,960
	AT&T Inc.	3.500%	9/15/53	13,515	9,278
	AT&T Inc.	3.850%	6/1/60	26,704	18,664
	Charter Communications Operating LLC	3.500%	3/1/42	20,797	13,423
	Comcast Corp.	3.375%	2/15/25	2,540	2,453
	Comcast Corp.	3.400%	4/1/30	4,940	4,459
	Comcast Corp.	4.250%	1/15/33	42,890	40,085
	Comcast Corp.	4.200%	8/15/34	30,890	28,379
	Comcast Corp.	5.650%	6/15/35	4,725	4,885
	Comcast Corp.	4.400%	8/15/35	32,325	29,808
	Comcast Corp.	6.500%	11/15/35	945	1,045
	Comcast Corp.	3.969%	11/1/47	8,452	6,814
	Comcast Corp.	4.000%	3/1/48	12,180	9,849
	Comcast Corp.	3.999%	11/1/49	23,162	18,672
	Comcast Corp.	2.887%	11/1/51	56,240	36,391
	Comcast Corp.	2.450%	8/15/52	13,355	7,925
	Comcast Corp.	4.049%	11/1/52	10,339	8,310
	Comcast Corp.	2.937%	11/1/56	210,578	132,239
	Comcast Corp.	2.987%	11/1/63	95,407	58,334
[6]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,413
[6]	Cox Communications Inc.	4.800%	2/1/35	30,000	26,796
	Discovery Communications LLC	4.125%	5/15/29	14,172	12,695
	Discovery Communications LLC	3.625%	5/15/30	20,000	17,105
	Discovery Communications LLC	5.300%	5/15/49	5,000	4,006
	Discovery Communications LLC	4.000%	9/15/55	24,992	16,099
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	5,530
[6]	NTT Finance Corp.	1.162%	4/3/26	44,235	39,031
[6]	NTT Finance Corp.	2.065%	4/3/31	12,995	10,504
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,165
	Orange SA	9.000%	3/1/31	20,280	24,806
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	11,967
[6]	Sky Ltd.	3.750%	9/16/24	45,046	43,899
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	24,337	24,040
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	15,974
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	17,151
	Time Warner Cable Enterprises LLC	8.375%	3/15/23	3,925	3,930
	T-Mobile USA Inc.	2.050%	2/15/28	29,985	25,747
	T-Mobile USA Inc.	3.875%	4/15/30	80,576	73,084
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	13,375
	T-Mobile USA Inc.	3.000%	2/15/41	4,885	3,408
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	23,788
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	14,185	12,194
	Verizon Communications Inc.	4.329%	9/21/28	23,335	22,341
	Verizon Communications Inc.	2.355%	3/15/32	108,462	85,215
	Verizon Communications Inc.	4.812%	3/15/39	85,963	78,764
	Verizon Communications Inc.	4.750%	11/1/41	7,750	7,071
	Verizon Communications Inc.	2.987%	10/30/56	9,247	5,652
	Walt Disney Co.	2.650%	1/13/31	16,330	13,909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.500%	5/13/40	50,260	40,685
	Walt Disney Co.	4.750%	9/15/44	2,358	2,189
	Walt Disney Co.	4.750%	11/15/46	14,000	13,020
	Walt Disney Co.	2.750%	9/1/49	16,835	11,175
	Walt Disney Co.	3.600%	1/13/51	27,250	21,129
	Walt Disney Co.	3.800%	5/13/60	28,415	22,091
[6]	Warnermedia Holdings Inc.	3.755%	3/15/27	9,767	8,960
[6]	Warnermedia Holdings Inc.	4.054%	3/15/29	4,854	4,338
					1,282,971
Consumer Discretionary (0.9%)
	Amazon.com Inc.	2.800%	8/22/24	9,035	8,747
	Amazon.com Inc.	3.600%	4/13/32	84,875	77,650
	Amazon.com Inc.	4.800%	12/5/34	37,370	37,341
	Amazon.com Inc.	4.950%	12/5/44	22,605	22,159
	Amazon.com Inc.	3.950%	4/13/52	27,295	22,920
	Amazon.com Inc.	4.250%	8/22/57	41,385	35,702
[4]	American Honda Finance Corp.	2.000%	3/24/28	19,250	16,652
[6]	BMW US Capital LLC	0.800%	4/1/24	12,590	11,988
[6]	BMW US Capital LLC	1.250%	8/12/26	28,900	25,394
[4]	Duke University	2.832%	10/1/55	25,700	17,592
[4]	Emory University	2.143%	9/1/30	25,351	21,117
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	56,704
[4]	Georgetown University	4.315%	4/1/49	5,405	4,625
[4]	Georgetown University	2.943%	4/1/50	9,430	6,257
	Home Depot Inc.	3.900%	12/6/28	10,250	9,814
	Home Depot Inc.	2.700%	4/15/30	7,480	6,488
	Home Depot Inc.	3.250%	4/15/32	44,440	38,951
	Home Depot Inc.	4.500%	9/15/32	27,360	26,379
	Home Depot Inc.	3.300%	4/15/40	18,410	14,669
	Home Depot Inc.	4.400%	3/15/45	28,655	25,407
	Home Depot Inc.	4.250%	4/1/46	25,000	21,650
	Home Depot Inc.	4.500%	12/6/48	12,215	10,984
	Home Depot Inc.	3.125%	12/15/49	2,490	1,760
	Home Depot Inc.	2.375%	3/15/51	2,495	1,496
	Home Depot Inc.	2.750%	9/15/51	19,955	12,995
	Home Depot Inc.	3.625%	4/15/52	25,570	19,663
	Home Depot Inc.	4.950%	9/15/52	36,582	35,129
[6]	Hyundai Capital America	0.800%	4/3/23	91,160	90,782
[6]	Hyundai Capital America	0.875%	6/14/24	49,225	46,334
[6]	Hyundai Capital America	1.650%	9/17/26	36,480	31,840
[4]	Johns Hopkins University	4.083%	7/1/53	7,805	6,778
[4]	Johns Hopkins University	2.813%	1/1/60	6,420	4,155
	Leland Stanford Junior University	6.875%	2/1/24	13,685	13,841
[4]	Leland Stanford Junior University	7.650%	6/15/26	29,000	30,975
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,081
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,154
	Lowe's Cos. Inc.	3.750%	4/1/32	11,620	10,285
[4]	McDonald's Corp.	3.250%	6/10/24	5,460	5,337
[4]	McDonald's Corp.	4.875%	7/15/40	10,000	9,385
[4]	Northeastern University	2.894%	10/1/50	6,995	4,784
	Thomas Jefferson University	3.847%	11/1/57	23,125	17,139
[4]	University of Chicago	2.761%	4/1/45	5,825	4,484
[4]	University of Miami	4.063%	4/1/52	9,030	7,622
	VF Corp.	2.800%	4/23/27	17,615	15,961
	VF Corp.	2.950%	4/23/30	37,015	30,569
					942,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Staples (0.8%)
	Altria Group Inc.	4.500%	5/2/43	5,945	4,513
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,686
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	33,497
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	52,135	47,862
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	17,598	15,705
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,163	38,434
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	32,021
[6]	Cargill Inc.	6.875%	5/1/28	19,355	20,432
[6]	Cargill Inc.	2.125%	4/23/30	5,265	4,335
[6]	Cargill Inc.	4.760%	11/23/45	28,190	25,733
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	16,264
[6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	30,380
[4]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,720
	Conagra Brands Inc.	4.600%	11/1/25	7,855	7,701
	Conagra Brands Inc.	1.375%	11/1/27	11,765	9,789
[6]	Danone SA	2.947%	11/2/26	30,550	28,379
	Diageo Capital plc	2.625%	4/29/23	48,310	48,104
	Diageo Capital plc	2.375%	10/24/29	20,000	16,932
	Diageo Capital plc	2.000%	4/29/30	5,830	4,797
	Diageo Capital plc	2.125%	4/29/32	1,845	1,469
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	10,797
	Hormel Foods Corp.	1.700%	6/3/28	8,125	6,952
	Kroger Co.	3.850%	8/1/23	10,770	10,703
	Kroger Co.	4.000%	2/1/24	22,290	21,965
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	2,664
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	50,758
	Philip Morris International Inc.	3.600%	11/15/23	7,000	6,928
	Philip Morris International Inc.	3.375%	8/11/25	14,440	13,849
	Philip Morris International Inc.	5.125%	11/17/27	39,385	39,225
	Philip Morris International Inc.	5.625%	11/17/29	39,305	39,837
	Philip Morris International Inc.	5.125%	2/15/30	57,765	56,540
	Philip Morris International Inc.	5.750%	11/17/32	50,815	51,386
	Philip Morris International Inc.	5.375%	2/15/33	37,966	37,330
	Philip Morris International Inc.	4.875%	11/15/43	6,185	5,391
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	13,931
					790,009
Energy (1.0%)
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	10,243
	BP Capital Markets America Inc.	2.721%	1/12/32	42,755	35,828
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	37,596
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	14,809
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,647
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	20,190
	BP Capital Markets America Inc.	3.001%	3/17/52	68,790	46,136
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,806
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	16,905
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,645
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	20,763
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	43,005	35,980
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,215
	Energy Transfer LP	5.250%	4/15/29	40,000	39,001
	Energy Transfer LP	5.350%	5/15/45	3,500	2,986
	Energy Transfer LP	5.300%	4/15/47	5,745	4,879
	Energy Transfer LP	5.400%	10/1/47	750	645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.000%	5/15/50	10,000	8,211
	Enterprise Products Operating LLC	5.350%	1/31/33	14,485	14,476
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	8,893
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	4,366
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	10,184
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,910
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,690
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	33,707
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	22,192
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	31,205
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	10,320
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	47,568	40,212
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	42,990	33,941
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	24,990	25,071
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,157
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	36,380
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	29,167
	Schlumberger Investment SA	3.650%	12/1/23	44,520	43,935
	Shell International Finance BV	3.250%	5/11/25	11,051	10,641
	Shell International Finance BV	4.125%	5/11/35	43,465	39,998
	Shell International Finance BV	5.500%	3/25/40	12,990	13,359
	Shell International Finance BV	2.875%	11/26/41	15,000	11,017
	Shell International Finance BV	4.375%	5/11/45	96,700	85,515
	Shell International Finance BV	4.000%	5/10/46	10,000	8,295
	Shell International Finance BV	3.000%	11/26/51	52,435	36,227
	Suncor Energy Inc.	5.950%	12/1/34	20,700	20,672
	TotalEnergies Capital International SA	3.750%	4/10/24	41,500	40,782
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	46,598
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	6,504
					1,036,899
Financials (9.6%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	24,534
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	12,978
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	2,841
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	7,071
[6]	AIA Group Ltd.	3.600%	4/9/29	50,475	46,551
[6]	AIA Group Ltd.	3.375%	4/7/30	12,460	11,296
	American International Group Inc.	6.250%	5/1/36	7,775	8,206
	American International Group Inc.	4.800%	7/10/45	10,680	9,510
	American International Group Inc.	4.750%	4/1/48	21,995	19,577
	American International Group Inc.	4.375%	6/30/50	12,500	10,515
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,494
	Aon Corp.	2.850%	5/28/27	18,870	17,162
[6]	Athene Global Funding	1.000%	4/16/24	22,095	20,771
[6]	Athene Global Funding	1.985%	8/19/28	290	237
[6]	Athene Global Funding	2.717%	1/7/29	33,350	28,048
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	16,899
[6]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	12,309
	Banco Santander SA	3.848%	4/12/23	16,400	16,375
	Banco Santander SA	1.849%	3/25/26	14,000	12,433
	Banco Santander SA	2.749%	12/3/30	15,600	12,148
	Banco Santander SA	2.958%	3/25/31	10,000	8,152
[4]	Bank of America Corp.	3.500%	4/19/26	10,000	9,552
[4]	Bank of America Corp.	3.559%	4/23/27	86,705	81,505
[4]	Bank of America Corp.	3.593%	7/21/28	47,950	44,268
[4]	Bank of America Corp.	3.419%	12/20/28	8,681	7,923
[4]	Bank of America Corp.	4.271%	7/23/29	74,365	69,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	3.974%	2/7/30	120,185	109,996
[4]	Bank of America Corp.	3.194%	7/23/30	35,285	30,631
[4]	Bank of America Corp.	2.496%	2/13/31	50,870	41,868
	Bank of America Corp.	2.572%	10/20/32	17,275	13,762
[4]	Bank of America Corp.	5.015%	7/22/33	25,000	24,051
	Bank of America Corp.	3.846%	3/8/37	53,115	44,794
[4]	Bank of America Corp.	5.875%	2/7/42	9,965	10,398
	Bank of America Corp.	3.311%	4/22/42	55,635	41,446
[4]	Bank of America Corp.	5.000%	1/21/44	39,433	37,393
[4]	Bank of America Corp.	3.946%	1/23/49	5,380	4,278
[4]	Bank of America Corp.	4.330%	3/15/50	78,120	65,521
	Bank of America Corp.	2.972%	7/21/52	65,950	43,094
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	26,846
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,306
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	13,963
	Bank of Nova Scotia	2.700%	8/3/26	63,160	57,961
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,104
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	29,854
[4]	Barclays plc	3.932%	5/7/25	55,605	54,143
[4]	Barclays plc	2.852%	5/7/26	9,975	9,344
	Barclays plc	2.279%	11/24/27	14,930	13,144
	Barclays plc	2.667%	3/10/32	44,170	34,427
	Barclays plc	2.894%	11/24/32	20,000	15,566
	Barclays plc	3.330%	11/24/42	37,170	26,652
[7]	Barclays plc, 3M USD LIBOR + 1.380%	6.252%	5/16/24	36,385	36,392
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	9,700	8,356
	BlackRock Inc.	2.100%	2/25/32	29,005	23,189
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	17,905
[4]	BNP Paribas SA	3.250%	3/3/23	7,620	7,620
[6]	BNP Paribas SA	3.800%	1/10/24	25,780	25,367
[6]	BNP Paribas SA	3.375%	1/9/25	60,670	58,315
[6]	BNP Paribas SA	2.819%	11/19/25	45,685	43,419
[6]	BNP Paribas SA	1.323%	1/13/27	18,995	16,807
[6]	BNP Paribas SA	3.500%	11/16/27	69,325	63,804
[6]	BNP Paribas SA	2.591%	1/20/28	35,220	31,236
[6]	BNP Paribas SA	2.159%	9/15/29	31,165	25,803
[6]	BNP Paribas SA	2.871%	4/19/32	26,985	21,821
[6]	BPCE SA	5.700%	10/22/23	6,225	6,203
	BPCE SA	4.000%	4/15/24	30,615	30,133
[6]	BPCE SA	5.150%	7/21/24	43,790	43,083
[6]	BPCE SA	5.029%	1/15/25	71,930	70,888
[6]	BPCE SA	2.045%	10/19/27	25,245	22,025
[6]	BPCE SA	3.500%	10/23/27	64,230	58,638
[6]	BPCE SA	2.700%	10/1/29	50,000	42,681
[6]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,289
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	15,583
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	17,772
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	13,421
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	29,831
	Capital One Financial Corp.	3.750%	4/24/24	55,460	54,362
	Capital One Financial Corp.	3.200%	2/5/25	24,185	23,179
	Charles Schwab Corp.	0.750%	3/18/24	30,130	28,743
	Charles Schwab Corp.	3.200%	3/2/27	19,665	18,421
	Charles Schwab Corp.	2.000%	3/20/28	27,375	23,870
	Charles Schwab Corp.	2.900%	3/3/32	50,765	42,954
	Chubb Corp.	6.000%	5/11/37	50,000	53,588
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	21,839
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	26,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	0.981%	5/1/25	32,820	31,005
	Citigroup Inc.	1.462%	6/9/27	66,630	58,242
[4]	Citigroup Inc.	3.070%	2/24/28	65,000	59,043
	Citigroup Inc.	4.125%	7/25/28	14,550	13,607
[4]	Citigroup Inc.	3.520%	10/27/28	72,550	66,476
[4]	Citigroup Inc.	3.878%	1/24/39	37,030	30,455
	Citigroup Inc.	2.904%	11/3/42	19,370	13,489
[6]	CNO Global Funding	1.650%	1/6/25	8,725	8,061
[6]	CNO Global Funding	2.650%	1/6/29	12,585	10,740
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	58,223
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	8,336
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	40,930
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	30,335	29,423
[6]	Corebridge Financial Inc.	3.900%	4/5/32	25,012	21,893
[6]	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,279
[6]	Corebridge Financial Inc.	4.400%	4/5/52	27,235	21,627
[6]	Credit Agricole SA	3.750%	4/24/23	31,675	31,613
[6]	Credit Agricole SA	3.250%	10/4/24	71,600	69,054
	Credit Suisse AG	7.500%	2/15/28	38,712	39,063
	Credit Suisse Group AG	3.750%	3/26/25	67,850	62,273
[6]	Credit Suisse Group AG	2.593%	9/11/25	17,585	15,918
[6]	Credit Suisse Group AG	1.305%	2/2/27	14,940	12,067
[6]	Credit Suisse Group AG	3.869%	1/12/29	10,980	9,057
[6]	Credit Suisse Group AG	3.091%	5/14/32	59,185	42,009
[6]	Credit Suisse Group AG	6.537%	8/12/33	28,540	25,556
[6]	Danske Bank A/S	3.875%	9/12/23	46,290	45,798
[6]	Danske Bank A/S	5.375%	1/12/24	28,240	28,161
[6]	Danske Bank A/S	1.621%	9/11/26	28,990	26,003
[6]	Danske Bank A/S	1.549%	9/10/27	55,460	48,304
	Deutsche Bank AG	6.720%	1/18/29	9,910	10,014
	Deutsche Bank AG	7.079%	2/10/34	5,260	5,117
[6]	DNB Bank ASA	1.535%	5/25/27	44,030	38,421
[6]	DNB Bank ASA	1.605%	3/30/28	45,870	39,217
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	9,428
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	23,287
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	10,841
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	15,244
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	23,688
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	25,716
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,324
	Fifth Third Bancorp	4.337%	4/25/33	40,175	37,014
[6]	Five Corners Funding Trust	4.419%	11/15/23	5,935	5,881
[6]	Five Corners Funding Trust II	2.850%	5/15/30	30,000	25,359
[6]	GA Global Funding Trust	1.000%	4/8/24	21,750	20,513
	Globe Life Inc.	7.875%	5/15/23	45,000	45,048
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	16,955
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	44,470
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,025
	Goldman Sachs Group Inc.	1.431%	3/9/27	60,000	52,886
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	84,815
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	18,633
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	21,818
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	63,447
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	20,909
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	23,511
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	70,831
	Goldman Sachs Group Inc.	2.383%	7/21/32	67,160	52,777
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	11,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.102%	2/24/33	58,620	48,317
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	46,848
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	21,548
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	23,038
[6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	5,979
	HSBC Holdings plc	3.600%	5/25/23	60,200	59,983
	HSBC Holdings plc	0.976%	5/24/25	10,150	9,547
	HSBC Holdings plc	1.589%	5/24/27	25,850	22,619
	HSBC Holdings plc	2.251%	11/22/27	74,610	65,651
[4]	HSBC Holdings plc	4.041%	3/13/28	21,805	20,360
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,231
[4]	HSBC Holdings plc	4.583%	6/19/29	40,480	38,060
	HSBC Holdings plc	2.206%	8/17/29	53,960	44,768
[4]	HSBC Holdings plc	2.357%	8/18/31	54,320	42,914
	HSBC Holdings plc	2.804%	5/24/32	50,910	40,611
	HSBC Holdings plc	2.871%	11/22/32	52,995	41,932
	HSBC Holdings plc	6.500%	5/2/36	25,000	25,812
	HSBC Holdings plc	6.100%	1/14/42	40,665	43,410
	HSBC Holdings plc	5.250%	3/14/44	13,210	12,007
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	5.915%	5/18/24	26,340	26,366
	Huntington National Bank	4.552%	5/17/28	11,240	10,872
	ING Groep NV	3.950%	3/29/27	44,565	42,221
	ING Groep NV	1.726%	4/1/27	16,075	14,271
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,304
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	19,527
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	36,835
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,120
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	37,539
	Intercontinental Exchange Inc.	4.950%	6/15/52	74,200	70,155
[6]	JAB Holdings BV	2.200%	11/23/30	9,385	7,224
[6]	JAB Holdings BV	3.750%	5/28/51	19,275	12,354
[6]	JAB Holdings BV	4.500%	4/8/52	31,940	23,338
[6]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,568
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	17,541
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	20,222
	JPMorgan Chase & Co.	3.375%	5/1/23	15,450	15,403
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	38,402
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,473
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	35,482
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	61,354
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	14,445
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	47,519
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	27,976
	JPMorgan Chase & Co.	4.912%	7/25/33	49,530	47,407
	JPMorgan Chase & Co.	5.717%	9/14/33	10,140	10,042
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	14,359
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	97,702
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	17,920
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	36,902
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	15,999
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	13,775
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	128,219
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	13,574
[6]	KBC Group NV	5.796%	1/19/29	7,540	7,471
[6]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,146
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	14,170	13,394
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	25,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,983
[6]	LSEGA Financing plc	1.375%	4/6/26	56,790	49,902
[6]	LSEGA Financing plc	2.000%	4/6/28	24,615	21,016
[6]	LSEGA Financing plc	2.500%	4/6/31	44,330	36,894
	M&T Bank Corp.	5.053%	1/27/34	15,210	14,519
[6]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	49,434
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	36,657
[6]	Macquarie Group Ltd.	2.871%	1/14/33	59,895	47,822
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,541
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	64,525	62,670
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	22,309
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	10,061
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	13,377
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	19,048
	MetLife Inc.	3.600%	4/10/24	35,035	34,356
	MetLife Inc.	4.125%	8/13/42	15,565	13,278
	MetLife Inc.	4.875%	11/13/43	17,000	15,860
	MetLife Inc.	5.000%	7/15/52	15,634	14,947
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	22,094
[6]	Metropolitan Life Global Funding I	4.400%	6/30/27	9,910	9,621
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	19,548
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	14,553
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	44,004
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	31,249
[4]	Morgan Stanley	3.875%	4/29/24	97,010	95,509
[4]	Morgan Stanley	3.700%	10/23/24	29,050	28,300
	Morgan Stanley	0.790%	5/30/25	42,545	39,847
[4]	Morgan Stanley	2.720%	7/22/25	53,860	51,644
[4]	Morgan Stanley	4.000%	7/23/25	29,455	28,698
[4]	Morgan Stanley	2.630%	2/18/26	61,765	58,266
[4]	Morgan Stanley	3.125%	7/27/26	11,435	10,645
[4]	Morgan Stanley	6.250%	8/9/26	20,000	20,573
	Morgan Stanley	3.625%	1/20/27	60,000	56,750
[4]	Morgan Stanley	3.772%	1/24/29	56,905	52,598
[4]	Morgan Stanley	2.699%	1/22/31	74,290	62,054
[4]	Morgan Stanley	1.928%	4/28/32	50,000	38,247
[4]	Morgan Stanley	2.239%	7/21/32	81,175	63,165
[4]	Morgan Stanley	2.511%	10/20/32	36,580	28,898
	Morgan Stanley	2.943%	1/21/33	31,555	25,851
	Morgan Stanley	2.484%	9/16/36	43,080	32,119
	Morgan Stanley	5.948%	1/19/38	25,160	24,523
	Morgan Stanley	4.300%	1/27/45	18,360	15,789
	Nasdaq Inc.	3.950%	3/7/52	18,120	13,728
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	32,019
[6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	58,998
[6]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	50,110
[6]	National Australia Bank Ltd.	3.347%	1/12/37	38,825	31,105
[6]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	52,049
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	36,197
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	32,369
	NatWest Group plc	1.642%	6/14/27	29,040	25,507
[6]	NatWest Markets plc	0.800%	8/12/24	22,050	20,542
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,900	60,046
[6]	New York Life Global Funding	2.900%	1/17/24	29,050	28,396
[6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	57,558
[6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	7,220
[6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Nordea Bank Abp	1.500%	9/30/26	65,800	57,245
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	24,183
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,565
[6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	23,968
[6]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,633
[6]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	15,868
[6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	9,681
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	49,997
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	15,808
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	45,805	46,307
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/28	41,755	41,709
[4]	PNC Bank NA	3.300%	10/30/24	18,195	17,630
[4]	PNC Bank NA	4.200%	11/1/25	16,650	16,186
[4]	PNC Bank NA	3.100%	10/25/27	41,975	39,019
[4]	PNC Bank NA	3.250%	1/22/28	60,465	56,212
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	40,884
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	46,311
	PNC Financial Services Group Inc.	6.037%	10/28/33	3,550	3,690
[6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	21,213
[6]	Protective Life Global Funding	4.714%	7/6/27	18,335	17,752
[6]	RGA Global Funding	2.700%	1/18/29	14,330	12,214
[4]	Royal Bank of Canada	5.000%	2/1/33	49,000	47,807
[6]	Standard Chartered plc	1.214%	3/23/25	6,465	6,142
[6]	Standard Chartered plc	6.301%	1/9/29	32,130	32,838
	State Street Corp.	4.821%	1/26/34	14,655	14,144
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	55,366
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	54,903
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	29,922
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	35,859
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,501
[4]	Truist Bank	3.300%	5/15/26	12,895	12,091
[4]	Truist Financial Corp.	2.200%	3/16/23	31,045	31,000
[4]	Truist Financial Corp.	3.700%	6/5/25	49,000	47,396
[4]	Truist Financial Corp.	4.873%	1/26/29	34,945	34,312
[4]	Truist Financial Corp.	1.950%	6/5/30	22,005	17,806
[4]	Truist Financial Corp.	5.122%	1/26/34	10,080	9,809
[6]	UBS AG	1.250%	6/1/26	36,125	31,828
[6]	UBS Group AG	1.494%	8/10/27	40,005	34,676
[6]	UBS Group AG	3.126%	8/13/30	16,000	13,753
[6]	UBS Group AG	2.095%	2/11/32	23,650	18,236
[6]	UBS Group AG	2.746%	2/11/33	16,800	13,235
[6]	UBS Group AG	3.179%	2/11/43	36,770	26,537
[6]	UniCredit SpA	1.982%	6/3/27	35,165	30,723
[6]	UniCredit SpA	3.127%	6/3/32	38,145	29,928
[4]	US Bancorp	3.700%	1/30/24	52,500	51,714
[4]	US Bancorp	2.677%	1/27/33	65,020	53,657
[4]	US Bancorp	4.967%	7/22/33	27,955	26,656
	US Bancorp	2.491%	11/3/36	64,150	49,334
	Wells Fargo & Co.	4.480%	1/16/24	46,156	45,732
[4]	Wells Fargo & Co.	3.750%	1/24/24	50,755	50,014
[4]	Wells Fargo & Co.	3.550%	9/29/25	32,170	30,808
	Wells Fargo & Co.	3.000%	4/22/26	39,405	36,785
[4]	Wells Fargo & Co.	3.196%	6/17/27	60,555	56,192
[4]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo & Co.	2.879%	10/30/30	15,000	12,763
[4]	Wells Fargo & Co.	2.572%	2/11/31	76,020	63,368
[4]	Wells Fargo & Co.	3.350%	3/2/33	7,970	6,741
[4]	Wells Fargo & Co.	4.897%	7/25/33	100,785	96,176
	Wells Fargo & Co.	5.606%	1/15/44	71,831	69,981
[4]	Wells Fargo & Co.	4.650%	11/4/44	10,315	8,816
[4]	Wells Fargo & Co.	4.900%	11/17/45	19,160	16,934
[4]	Wells Fargo & Co.	4.400%	6/14/46	73,300	59,939
[4]	Wells Fargo & Co.	4.750%	12/7/46	23,150	19,837
[4]	Wells Fargo & Co.	4.611%	4/25/53	84,025	72,830
					9,809,384
Health Care (2.4%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,254
	AbbVie Inc.	4.300%	5/14/36	5,120	4,599
	AbbVie Inc.	4.050%	11/21/39	3,550	3,001
[4]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	20,021
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	5,998
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,164
	Aetna Inc.	2.800%	6/15/23	25,660	25,478
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,352
[6]	Alcon Finance Corp.	2.600%	5/27/30	5,665	4,741
[6]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,586
[6]	Alcon Finance Corp.	3.800%	9/23/49	6,955	5,351
[6]	Alcon Finance Corp.	5.750%	12/6/52	3,290	3,342
	AmerisourceBergen Corp.	0.737%	3/15/23	24,926	24,884
[8]	Amgen Inc.	5.250%	3/2/30	18,820	18,725
[8]	Amgen Inc.	5.600%	3/2/43	29,078	28,726
	Amgen Inc.	4.400%	5/1/45	4,734	3,959
	Amgen Inc.	4.200%	2/22/52	17,717	14,260
[8]	Amgen Inc.	5.750%	3/2/63	13,585	13,397
[4]	Ascension Health	2.532%	11/15/29	22,515	19,330
[4]	Ascension Health	4.847%	11/15/53	23,970	23,594
	AstraZeneca plc	4.000%	1/17/29	47,000	45,067
	AstraZeneca plc	6.450%	9/15/37	23,385	26,370
	Banner Health	2.907%	1/1/42	29,965	22,140
[6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	45,119
[6]	Bayer US Finance LLC	3.375%	10/8/24	33,220	32,180
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,598
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	19,368
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	15,206
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	8,926
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,588	8,787
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,970	3,427
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	15,827
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	51,252
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,183
	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	18,099
[4]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	35,723
[4]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,489
[4]	Cigna Group	3.250%	4/15/25	31,655	30,365
	Cigna Group	4.375%	10/15/28	18,600	17,860
	CommonSpirit Health	4.200%	8/1/23	9,885	9,816
	CommonSpirit Health	2.760%	10/1/24	29,395	28,210
	CommonSpirit Health	3.347%	10/1/29	36,655	31,897
	CommonSpirit Health	2.782%	10/1/30	21,827	18,277
[4]	CommonSpirit Health	4.350%	11/1/42	28,315	23,873
	CommonSpirit Health	4.187%	10/1/49	46,888	37,303
	CommonSpirit Health	3.910%	10/1/50	4,370	3,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,170
[6]	CSL Finance plc	4.250%	4/27/32	31,340	29,348
[6]	CSL Finance plc	4.750%	4/27/52	3,605	3,268
	CVS Health Corp.	4.300%	3/25/28	953	911
	CVS Health Corp.	1.750%	8/21/30	4,940	3,855
	CVS Health Corp.	5.250%	2/21/33	30,790	30,300
	CVS Health Corp.	4.875%	7/20/35	6,900	6,486
	CVS Health Corp.	4.125%	4/1/40	11,570	9,478
	Dignity Health	3.812%	11/1/24	20,780	20,232
	Elevance Health Inc.	3.650%	12/1/27	26,975	25,308
	Elevance Health Inc.	4.101%	3/1/28	15,910	15,178
	Elevance Health Inc.	2.550%	3/15/31	35,565	29,462
	Elevance Health Inc.	5.500%	10/15/32	17,525	17,800
	Elevance Health Inc.	4.650%	8/15/44	2,876	2,529
	Elevance Health Inc.	6.100%	10/15/52	4,640	4,971
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,686
	Eli Lilly & Co.	4.950%	2/27/63	7,570	7,525
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	26,420
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	21,632
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	31,528
	Gilead Sciences Inc.	4.500%	2/1/45	13,465	11,836
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,495
	Gilead Sciences Inc.	2.800%	10/1/50	29,071	18,885
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	46,259
[6]	HCA Inc.	3.625%	3/15/32	10,560	8,925
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,314
	Inova Health System Foundation	4.068%	5/15/52	20,740	17,474
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	13,927
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	27,491
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	13,942
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	25,552
[4]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,803
[4]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	22,419
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	13,102
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	10,592
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	5,060
	Merck & Co. Inc.	3.400%	3/7/29	49,240	45,716
	Merck & Co. Inc.	4.150%	5/18/43	22,090	19,709
	Merck & Co. Inc.	4.000%	3/7/49	52,385	44,735
	Novartis Capital Corp.	3.400%	5/6/24	16,695	16,352
	Novartis Capital Corp.	4.400%	5/6/44	25,896	24,002
	OhioHealth Corp.	2.297%	11/15/31	26,665	21,602
	OhioHealth Corp.	2.834%	11/15/41	16,515	12,058
	Pfizer Inc.	3.450%	3/15/29	70,335	65,535
	Pfizer Inc.	1.700%	5/28/30	6,065	4,959
	Pfizer Inc.	4.100%	9/15/38	53,995	48,687
	Pfizer Inc.	2.550%	5/28/40	7,535	5,428
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	6,900
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,126
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,622
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	14,749
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	23,786
[6]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,476
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,216
[4]	Rush Obligated Group	3.922%	11/15/29	11,880	10,894
[4]	SSM Health Care Corp.	3.823%	6/1/27	34,910	32,954
[4]	Sutter Health	2.294%	8/15/30	18,345	15,142
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	24,741
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	13,414
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	7,567
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,335	15,446
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	24,125	24,029
	Toledo Hospital	5.750%	11/15/38	18,440	17,768
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,551
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	32,799
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,159
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,334
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,145
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	9,194
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,123
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,182
	UnitedHealth Group Inc.	3.050%	5/15/41	27,142	20,359
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	59,297
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	22,980
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,464
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,979
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	19,251
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,420
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	18,207
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	21,303
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	28,648
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,586
	UnitedHealth Group Inc.	5.875%	2/15/53	55,051	59,399
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	14,956
	Wyeth LLC	5.950%	4/1/37	25,000	26,836
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	29,249
					2,387,855
Industrials (1.0%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	13,744
[6]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,223
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,566
[6]	BAE Systems plc	3.400%	4/15/30	7,335	6,536
	Boeing Co.	1.433%	2/4/24	15,490	14,887
	Boeing Co.	2.700%	2/1/27	17,155	15,545
	Boeing Co.	3.625%	2/1/31	24,800	21,731
	Boeing Co.	8.625%	11/15/31	9,460	10,824
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,379
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	20,732
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,428
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,420
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,270
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,870
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	14,519
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	11,973
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	6,765	6,020
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,226
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,735	7,270
	Canadian Pacific Railway Co.	3.100%	12/2/51	31,340	21,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.722%	2/15/30	15,418	13,004
	Caterpillar Inc.	3.400%	5/15/24	14,200	13,914
	CSX Corp.	3.350%	9/15/49	5,535	3,986
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,439
[6]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	16,412
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,559
	Deere & Co.	7.125%	3/3/31	17,500	20,196
	Eaton Corp.	4.150%	3/15/33	25,860	23,811
	Eaton Corp.	4.700%	8/23/52	5,205	4,731
[6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	21,444
	Honeywell International Inc.	5.000%	2/15/33	81,464	82,451
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	52,223
[4]	John Deere Capital Corp.	3.450%	3/13/25	43,145	41,796
[4]	Kansas City Southern	4.950%	8/15/45	16,985	15,406
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,390
	Lockheed Martin Corp.	5.250%	1/15/33	42,925	44,008
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,644
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	13,561
	Lockheed Martin Corp.	5.700%	11/15/54	41,810	45,284
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	15,878
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	8,425
[6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	60,034
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	17,512
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	29,400
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	31,416
	Teledyne Technologies Inc.	2.250%	4/1/28	37,435	32,393
	Teledyne Technologies Inc.	2.750%	4/1/31	41,220	33,725
[8]	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	16,604
	Union Pacific Corp.	3.700%	3/1/29	17,470	16,347
	Union Pacific Corp.	2.800%	2/14/32	4,025	3,397
	Union Pacific Corp.	3.375%	2/14/42	17,635	13,869
	Union Pacific Corp.	3.250%	2/5/50	5,565	4,022
	Union Pacific Corp.	3.799%	10/1/51	24,211	19,256
	Union Pacific Corp.	3.500%	2/14/53	65,235	48,818
	Union Pacific Corp.	3.750%	2/5/70	13,510	9,773
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	4,923	4,686
					1,037,369
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	2,770	2,753
	American Tower Corp.	4.400%	2/15/26	7,315	7,102
	American Tower Corp.	3.800%	8/15/29	33,804	30,481
	Boston Properties LP	3.125%	9/1/23	13,275	13,123
	Boston Properties LP	3.800%	2/1/24	1,750	1,720
	Crown Castle Inc.	3.650%	9/1/27	10,215	9,499
	Crown Castle Inc.	3.800%	2/15/28	8,435	7,844
	Crown Castle Inc.	2.100%	4/1/31	32,966	25,826
	CubeSmart LP	2.250%	12/15/28	12,135	10,159
	Healthpeak Properties Interim Inc.	2.125%	12/1/28	30,395	25,725
	Healthpeak Properties Interim Inc.	3.000%	1/15/30	31,475	27,115
	Realty Income Corp.	3.400%	1/15/28	5,900	5,468
	Realty Income Corp.	2.200%	6/15/28	24,400	21,077
	Realty Income Corp.	3.250%	1/15/31	12,940	11,279
	Realty Income Corp.	2.850%	12/15/32	16,610	13,564
[6]	SBA Tower Trust	2.836%	1/15/25	25,075	23,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	SBA Tower Trust	1.884%	1/15/26	8,960	7,930
[6]	SBA Tower Trust	1.631%	11/15/26	34,975	29,719
[6]	SBA Tower Trust	1.840%	4/15/27	54,190	46,099
[6]	SBA Tower Trust	2.593%	10/15/31	51,750	40,124
[6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	17,555
	Simon Property Group LP	3.750%	2/1/24	3,265	3,214
	Simon Property Group LP	3.375%	10/1/24	10,055	9,747
	Simon Property Group LP	2.450%	9/13/29	19,865	16,661
					407,281
Technology (1.8%)
	Apple Inc.	3.000%	2/9/24	22,535	22,079
	Apple Inc.	3.450%	5/6/24	39,950	39,222
	Apple Inc.	2.850%	5/11/24	44,990	43,858
	Apple Inc.	3.250%	2/23/26	37,631	36,026
	Apple Inc.	2.450%	8/4/26	43,466	40,230
	Apple Inc.	3.350%	2/9/27	55,925	53,294
	Apple Inc.	3.200%	5/11/27	39,185	37,024
	Apple Inc.	2.900%	9/12/27	55,355	51,464
	Apple Inc.	3.850%	5/4/43	17,000	14,609
	Apple Inc.	4.450%	5/6/44	5,075	4,829
	Apple Inc.	3.850%	8/4/46	36,890	31,148
	Apple Inc.	2.650%	5/11/50	17,660	11,868
	Apple Inc.	2.550%	8/20/60	48,290	30,076
	Broadcom Corp.	3.875%	1/15/27	11,385	10,744
	Broadcom Inc.	4.110%	9/15/28	37,859	35,418
	Broadcom Inc.	4.150%	11/15/30	24,480	22,044
[6]	Broadcom Inc.	2.600%	2/15/33	24,680	18,642
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,500
	Intel Corp.	2.875%	5/11/24	29,395	28,598
	Intel Corp.	2.000%	8/12/31	3,635	2,852
	Intel Corp.	4.150%	8/5/32	14,568	13,399
	Intel Corp.	5.200%	2/10/33	48,660	47,743
	Intel Corp.	5.625%	2/10/43	28,880	28,194
	Intel Corp.	4.100%	5/19/46	51,605	41,385
	Intel Corp.	4.100%	5/11/47	21,904	17,529
	Intel Corp.	3.734%	12/8/47	8,096	5,998
	Intel Corp.	3.250%	11/15/49	19,400	12,977
	Intel Corp.	4.750%	3/25/50	15,688	13,591
	Intel Corp.	3.050%	8/12/51	43,925	28,254
	Intel Corp.	4.900%	8/5/52	114,375	101,319
	Intel Corp.	5.700%	2/10/53	27,140	26,528
	International Business Machines Corp.	3.625%	2/12/24	35,000	34,398
	International Business Machines Corp.	3.000%	5/15/24	86,100	83,709
	International Business Machines Corp.	3.300%	5/15/26	155,985	147,400
	International Business Machines Corp.	3.500%	5/15/29	103,700	94,590
	International Business Machines Corp.	5.875%	11/29/32	20,240	21,206
	Microsoft Corp.	3.125%	11/3/25	17,700	16,962
	Microsoft Corp.	3.500%	2/12/35	23,520	21,264
	Microsoft Corp.	3.450%	8/8/36	31,097	27,192
	Microsoft Corp.	2.525%	6/1/50	122,844	82,027
	Microsoft Corp.	2.921%	3/17/52	123,829	89,086
	Oracle Corp.	2.950%	11/15/24	79,830	76,569
	Oracle Corp.	1.650%	3/25/26	17,300	15,456
	Oracle Corp.	3.250%	11/15/27	57,075	52,220
	QUALCOMM Inc.	1.300%	5/20/28	27,474	23,125
	QUALCOMM Inc.	2.150%	5/20/30	29,475	24,666
	QUALCOMM Inc.	1.650%	5/20/32	41,155	31,454
	QUALCOMM Inc.	4.250%	5/20/32	8,865	8,488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.500%	5/20/52	20,340	18,072
[6]	S&P Global Inc.	2.700%	3/1/29	15,055	13,218
[6]	S&P Global Inc.	2.900%	3/1/32	7,355	6,285
[6]	S&P Global Inc.	3.700%	3/1/52	46,560	36,833
					1,809,662
Utilities (3.3%)
[4]	AEP Texas Inc.	4.150%	5/1/49	5,065	4,061
[4]	AEP Texas Inc.	3.450%	1/15/50	16,810	12,038
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	8,166
	Alabama Power Co.	5.700%	2/15/33	15,000	15,395
	Alabama Power Co.	3.750%	3/1/45	24,430	18,878
[4]	Alabama Power Co.	4.300%	7/15/48	28,015	23,488
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,081
	Ameren Illinois Co.	6.125%	12/15/28	54,000	54,144
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,997
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,146
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,044
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,119
	American Water Capital Corp.	4.200%	9/1/48	30,403	25,401
	American Water Capital Corp.	4.150%	6/1/49	850	697
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,678
	Arizona Public Service Co.	3.350%	5/15/50	11,220	7,627
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,210
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,371
	Baltimore Gas & Electric Co.	4.550%	6/1/52	2,510	2,222
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	43,784
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	862
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,150
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	13,148
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	62,750	55,050
[6]	Boston Gas Co.	3.150%	8/1/27	5,385	4,854
[6]	Boston Gas Co.	3.001%	8/1/29	5,970	5,150
[6]	Boston Gas Co.	3.757%	3/16/32	4,225	3,699
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,492
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	46,967
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	35,817
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,676
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	33,029	33,444
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	7,708
[4]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	25,436
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	11,639
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	4,865
[4]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,789
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	14,316
[4]	Commonwealth Edison Co.	3.850%	3/15/52	6,380	5,040
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	31,430
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,123
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,349
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,341
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	19,194
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	21,575	23,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	72,625	61,918
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	26,875
	Consumers Energy Co.	4.200%	9/1/52	19,310	16,379
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,649
[4]	Dominion Energy Inc.	3.375%	4/1/30	1,908	1,672
	Dominion Energy Inc.	5.375%	11/15/32	21,037	20,649
[4]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,562
[4]	Dominion Energy Inc.	4.600%	3/15/49	27,385	23,294
[4]	Dominion Energy Inc.	4.850%	8/15/52	24,615	21,419
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,377
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,350
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,448
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	47,229
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,908
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,460
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	28,771
[8]	DTE Electric Co.	5.400%	4/1/53	6,320	6,366
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,737
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,587
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,244
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	13,058
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	51,752
	Duke Energy Corp.	2.650%	9/1/26	11,775	10,757
	Duke Energy Corp.	3.400%	6/15/29	12,030	10,759
	Duke Energy Corp.	4.500%	8/15/32	24,805	22,973
	Duke Energy Corp.	3.300%	6/15/41	31,380	22,714
	Duke Energy Corp.	4.800%	12/15/45	44,700	39,251
	Duke Energy Corp.	3.750%	9/1/46	9,940	7,309
	Duke Energy Corp.	4.200%	6/15/49	25,820	20,392
	Duke Energy Corp.	3.500%	6/15/51	34,035	23,805
	Duke Energy Corp.	5.000%	8/15/52	24,460	21,718
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,621
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	29,911
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	12,000
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	13,922
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	15,789
	Duke Energy Progress LLC	4.100%	3/15/43	615	513
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	33,627
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,477
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,601
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,331
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	27,666
[6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,066
[6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	8,368
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,139
	Emera US Finance LP	3.550%	6/15/26	25,624	24,058
[6]	Enel Finance International NV	5.000%	6/15/32	28,910	26,370
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	13,697
	Evergy Inc.	2.450%	9/15/24	10,420	9,926
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	6,344
[4]	Evergy Metro Inc.	2.250%	6/1/30	5,680	4,676
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,832
[4]	Eversource Energy	2.900%	10/1/24	17,450	16,775
[4]	Eversource Energy	3.150%	1/15/25	5,025	4,825
[4]	Eversource Energy	3.300%	1/15/28	14,410	13,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	3.375%	3/1/32	5,495	4,708
	Exelon Corp.	3.350%	3/15/32	18,315	15,637
[8]	Florida Power & Light Co.	5.050%	4/1/28	11,065	11,051
[8]	Florida Power & Light Co.	5.100%	4/1/33	11,985	11,966
	Florida Power & Light Co.	5.650%	2/1/35	50,000	50,805
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,773
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,123
	Florida Power & Light Co.	5.950%	2/1/38	39,215	41,321
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,170
	Florida Power & Light Co.	3.700%	12/1/47	17,370	13,694
[8]	Florida Power & Light Co.	5.300%	4/1/53	11,880	11,821
	Fortis Inc.	3.055%	10/4/26	28,565	26,526
	Georgia Power Co.	4.700%	5/15/32	21,575	20,514
	Georgia Power Co.	5.400%	6/1/40	6,665	6,289
[4]	Georgia Power Co.	4.750%	9/1/40	34,703	31,106
	Georgia Power Co.	4.300%	3/15/42	9,934	8,360
	Georgia Power Co.	5.125%	5/15/52	24,430	22,821
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	12,308
[6]	ITC Holdings Corp.	4.950%	9/22/27	2,425	2,392
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	22,713
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	21,907
[6]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	6,136
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	930
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,627
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	9,971
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	32,471
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	2,994
[6]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,451
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	14,913
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	38,613
[4]	Nevada Power Co.	3.125%	8/1/50	17,790	12,260
[8]	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,785
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	30,175
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	23,219
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	12,816
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,660	39,412
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,130	5,903
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	33,079
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,766
	NiSource Inc.	5.250%	2/15/43	14,588	13,945
	NiSource Inc.	4.800%	2/15/44	12,750	11,350
	NiSource Inc.	5.000%	6/15/52	19,985	18,258
	Northern States Power Co.	2.250%	4/1/31	4,940	4,080
	Northern States Power Co.	6.250%	6/1/36	50,000	53,486
	Northern States Power Co.	4.500%	6/1/52	4,320	3,895
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	36,545
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,044
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,453
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	14,327
[6]	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,340
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,092
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,159
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,810	26,908
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,847
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	14,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	23,709
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	14,880	14,308
	Pacific Gas & Electric Co.	6.150%	1/15/33	14,656	14,485
	Pacific Gas & Electric Co.	4.500%	7/1/40	21,982	17,211
	PacifiCorp	2.950%	6/1/23	29,675	29,506
	PacifiCorp	2.700%	9/15/30	5,025	4,310
	PacifiCorp	5.900%	8/15/34	12,500	13,071
	PacifiCorp	6.250%	10/15/37	36,635	39,434
	PacifiCorp	4.125%	1/15/49	3,611	2,989
	PacifiCorp	4.150%	2/15/50	11,625	9,604
	PacifiCorp	3.300%	3/15/51	11,806	8,421
	PECO Energy Co.	2.850%	9/15/51	8,000	5,265
	PECO Energy Co.	4.600%	5/15/52	12,845	11,611
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	2,861
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	12,427
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	25,714
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	23,899
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,332
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	27,556
[8]	PPL Electric Utilities Corp.	5.250%	5/15/53	15,610	15,397
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,707
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	3,889
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,183
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,978
[4]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	474
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	22,711
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	8,884	7,407
[4]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,569
[4]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,209
	Sempra Energy	3.250%	6/15/27	80,765	74,279
	Sempra Energy	3.700%	4/1/29	2,295	2,086
	Sempra Energy	6.000%	10/15/39	14,800	15,059
[4]	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	33,726
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,267
[4]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,185
	Southern California Edison Co.	5.950%	11/1/32	30,370	31,634
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,040
[4]	Southern California Edison Co.	5.550%	1/15/37	50,475	49,642
[4]	Southern California Edison Co.	5.950%	2/1/38	40,000	41,025
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,034
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,826
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,112
[4]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,143
[4]	Southern California Edison Co.	4.875%	3/1/49	2,985	2,659
	Southern California Edison Co.	3.650%	2/1/50	5,405	3,978
[8]	Southern California Edison Co.	5.700%	3/1/53	6,815	6,812
	Southern California Gas Co.	6.350%	11/15/52	17,580	19,238
	Southern Co.	3.250%	7/1/26	30,885	28,827
	Southern Co.	4.400%	7/1/46	41,137	33,738
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,028
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,080
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,847
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	38,284
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	18,302
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	17,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,739
	Union Electric Co.	4.000%	4/1/48	14,316	11,507
	Union Electric Co.	3.900%	4/1/52	8,575	6,873
[8]	Union Electric Co.	5.450%	3/15/53	8,045	8,052
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,499
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,078
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,830
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	17,544
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	46,617
					3,381,171
Total Corporate Bonds (Cost $25,765,465)					22,885,340
Sovereign Bonds (0.9%)
[4,6]	Airport Authority	4.875%	1/12/30	22,835	22,992
[4,6]	Airport Authority	4.875%	1/12/33	13,830	13,928
[4,6]	Bermuda	2.375%	8/20/30	18,130	15,085
[4,6]	Bermuda	3.375%	8/20/50	6,835	4,759
[4,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	15,092
[4,6]	Electricite de France SA	4.875%	9/21/38	69,680	60,002
	Equinor ASA	2.650%	1/15/24	14,000	13,693
	Equinor ASA	3.700%	3/1/24	25,320	24,931
	Equinor ASA	3.250%	11/10/24	25,200	24,469
	Equinor ASA	2.875%	4/6/25	4,775	4,568
	Equinor ASA	3.125%	4/6/30	80,155	72,130
	Equinor ASA	2.375%	5/22/30	7,585	6,461
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	41,722
[4,6]	Kingdom of Saudi Arabia	4.875%	7/18/33	34,505	34,019
[4,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	36,662
[4,6]	NBN Co. Ltd.	1.625%	1/8/27	26,265	22,864
[4,6]	NBN Co. Ltd.	2.625%	5/5/31	37,954	30,819
[4,6]	NBN Co. Ltd.	2.500%	1/8/32	77,087	61,083
[4,6]	Qatar Energy	2.250%	7/12/31	31,765	26,110
[4,6]	Qatar Energy	3.125%	7/12/41	23,200	17,663
[4]	Republic of Chile	2.550%	1/27/32	18,800	15,418
[4]	Republic of Chile	2.550%	7/27/33	36,780	28,929
[4]	Republic of Chile	3.500%	1/31/34	20,300	17,351
	Republic of Chile	3.500%	4/15/53	20,175	14,437
[4]	Republic of Chile	3.100%	1/22/61	13,390	8,335
[4,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	26,192
[4,6]	State of Qatar	3.875%	4/23/23	56,160	56,035
[4,6]	State of Qatar	3.375%	3/14/24	3,360	3,293
[4,6]	State of Qatar	4.400%	4/16/50	14,035	12,639
[4,6]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	35,085
[4,6]	Temasek Financial I Ltd.	2.375%	8/2/41	46,170	33,609
[4,6]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	25,101
[4,6]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	13,943
[4,6]	UAE International Government Bond	4.951%	7/7/52	13,725	13,415
[4]	United Mexican States	4.400%	2/12/52	35,725	27,237
Total Sovereign Bonds (Cost $1,016,813)					880,071
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	3,809
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	12,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,343
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	33,633
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,452
	California GO	7.350%	11/1/39	56,970	69,873
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	6,410	5,880
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,435
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,963
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	32,955	36,973
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	56,275	63,087
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,454
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,945
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	14,049
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,349
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	18,580	17,332
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	25,926
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	4,315
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	31,020
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	69,852	76,561
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	1,973
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,467
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	10,105	9,275
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,957
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	21,597
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	6,790
	Houston TX GO	6.290%	3/1/32	14,840	15,623
	Illinois GO	5.100%	6/1/33	146,970	144,427
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	32,257
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	12,180	11,939
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,314
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,653
[10]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	51,779
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	21,484
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	20,549
	Massachusetts GO	2.514%	7/1/41	8,175	6,050
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	22,929
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	23,792
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	13,554
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,337
	Massachusetts SO Revenue	4.110%	7/15/31	19,740	19,151
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	19,120
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	9,721
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	37,971
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	1,805	1,826
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	29,426
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	21,350
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	13,530
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	17,666
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	17,487
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	9,470
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	14,065
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	7,738
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	14,315	10,862
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	13,669
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	28,128
[10]	Oregon GO	3.424%	3/1/60	28,000	20,264
[9]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	50,724
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	70,048
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	40,168
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	21,382
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,329
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,801
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,512
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	26,801
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	5,620	4,047
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	5,515
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	11,951
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,218
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	11,191
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	17,912
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,863
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	43,456
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	18,361
	University of California Revenue	1.316%	5/15/27	13,075	11,401
	University of California Revenue	1.614%	5/15/30	16,140	13,151
	University of California Revenue	4.765%	5/15/44	5,980	5,844
	University of California Revenue	3.931%	5/15/45	22,370	20,249
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,984
	University of Minnesota GO	4.048%	4/1/52	27,160	24,342
[4]	Utility Debt Securitization Authority NY Restructuring Bonds Revenue	3.435%	12/15/25	3,447	3,418
Total Taxable Municipal Bonds (Cost $1,812,502)					1,641,541
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[12,13]	Vanguard Market Liquidity Fund	4.640%		88,550	8,854
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.5%)
	Bank of America Securities, LLC (Dated 2/28/23, Repurchase Value $77,010,000, collateralized by U.S. Treasury Note/Bond 1.625%, 5/15/31, with a value of $78,540,000)	4.550%	3/1/23	77,000	77,000
	Citigroup Global Markets Inc. (Dated 2/28/23, Repurchase Value $7,301,000, collateralized by U.S. Treasury Note/Bond 2.750%, 5/31/23, with a value of $7,446,000)	4.500%	3/1/23	7,300	7,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Credit Agricole Securities (USA) Inc. (Dated 2/28/23, Repurchase Value $12,802,000, collateralized by U.S. Treasury Note/Bond 4.000%, 2/15/26, with a value of $13,056,000)	4.500%	3/1/23	12,800	12,800
Deutsche Bank Securities, Inc. (Dated 2/28/23, Repurchase Value $91,211,000, collateralized by Fannie Mae 3.000%–4.500%, 5/1/48–9/1/51, with a value of $93,024,000)	4.530%	3/1/23	91,200	91,200
HSBC Bank USA (Dated 2/28/23, Repurchase Value $104,013,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 7/15/25–2/15/52, with a value of $106,080,000)	4.510%	3/1/23	104,000	104,000
HSBC Bank USA (Dated 2/28/23, Repurchase Value $74,309,000, collateralized by Fannie Mae 1.500%–5.500%, 1/1/42–10/1/52, with a value of $75,786,000)	4.550%	3/1/23	74,300	74,300
Nomura International plc (Dated 2/28/23, Repurchase Value $54,407,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 4/15/24–7/15/32, with a value of $55,488,000)	4.510%	3/1/23	54,400	54,400
RBC Capital Markets LLC (Dated 2/28/23, Repurchase Value $8,001,000, collateralized by Fannie Mae 3.500%–4.500%, 2/1/43–6/1/52, U.S. Treasury Bill 0.000%, 5/16/23, and U.S. Treasury Note/Bond 4.843%, 10/31/23, with a value of $8,160,000)	4.510%	3/1/23	8,000	8,000
Societe Generale (Dated 2/28/23, Repurchase Value $9,101,000, collateralized by Ginnie Mae 5.000%, 12/20/52, with a value of $9,282,000)	4.500%	3/1/23	9,100	9,100
TD Securities (USA) LLC (Dated 2/28/23, Repurchase Value $6,801,000, collateralized by Ginnie Mae 2.500%, 7/20/51, with a value of $6,936,000)	4.540%	3/1/23	6,800	6,800
Wells Fargo & Co. (Dated 2/28/23, Repurchase Value $65,508,000, collateralized by Fannie Mae 1.500%–5.500%, 8/1/36–12/1/52, with a value of $66,810,000)	4.560%	3/1/23	65,500	65,500
				510,400
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.852%	3/23/23	10,000	9,973

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	4.644%	5/23/23	93,000	91,998
				101,971
Total Temporary Cash Investments (Cost $621,252)				621,225
Total Investments (99.7%) (Cost $84,530,527)				101,479,534
Other Assets and Liabilities—Net (0.3%)				296,837
Net Assets (100%)				101,776,371
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,455,000.
2	Securities with a value of $1,320,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $9,797,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $6,351,715,000, representing 6.2% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $8,712,000 was received for securities on loan.

1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	10,823	1,158,653	(527)
10-Year U.S. Treasury Note	June 2023	1,171	130,749	(110)
				(637)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2023	(1,845)	(216,211)	107
				(530)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,094,189	4,453,504	—	66,547,693
U.S. Government and Agency Obligations	—	8,137,695	—	8,137,695
Asset-Backed/Commercial Mortgage-Backed Securities	—	765,969	—	765,969
Corporate Bonds	—	22,885,340	—	22,885,340
Sovereign Bonds	—	880,071	—	880,071
Taxable Municipal Bonds	—	1,641,541	—	1,641,541
Temporary Cash Investments	8,854	612,371	—	621,225
Total	62,103,043	39,376,491	—	101,479,534

Derivative Financial Instruments
Assets
Futures Contracts[1]	107	—	—	107
Liabilities
Futures Contracts[1]	637	—	—	637
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.